Other income and expenses - Other operating income (Details) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Jul. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Income Expense Line Items
Government grants		€ 2,641	€ 1,611	€ 637
Gain on disposal of property, plant and equipment		532
Exchange rate gains		314	147	159
Income from the reversal of provisions		89	309
Others		205	239	247
Total other operating income		€ 3,781	€ 2,306	€ 1,043
Rostock headquarters building
Other Income Expense Line Items
Lease Term	12 years	12 years